GMO Resources Fund
GMO RESOURCES FUND
Investment objective
Total return.
Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- GMO Resources Fund} - GMO Resources Fund	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.30%	0.30%	0.30%	0.30%
Redemption fee (as a percentage of amount redeemed)	0.30%	0.30%	0.30%	0.30%

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- GMO Resources Fund} - GMO Resources Fund		Class III	Class IV	Class V	Class VI
Management fee	[1]	0.50%	0.50%	0.50%	0.50%
Shareholder service fee	[1]	0.15%	0.10%	0.085%	0.055%
Other expenses		0.19%	0.19%	0.19%	0.19%
Total annual operating expenses		0.84%	0.79%	0.78%	0.75%
Expense reimbursement/waiver	[1]	(0.08%)	(0.09%)	(0.09%)	(0.09%)
Total annual operating expenses	[2]	0.76%	0.70%	0.69%	0.66%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the portion of its "Specified Operating Expenses" (as defined below) that exceeds 0.10% of the Fund's average daily net assets. "Specified Operating Expenses" means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	after expense reimbursement/waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example {- GMO Resources Fund} - GMO Resources Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	139	323	523	1,102
Class IV	132	306	495	1,042
Class V	131	303	490	1,030
Class VI	128	294	474	995

If you do not sell your shares
Expense Example, No Redemption {- GMO Resources Fund} - GMO Resources Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	107	289	487	1,057
Class IV	101	273	459	997
Class V	100	269	453	985
Class VI	97	260	437	949

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 126% of the average value of its portfolio.
Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equities that GMO believes will provide a higher return than the MSCI ACWI Commodity Producers Index.

GMO selects the securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities in its investment process and may adjust the Fund’s portfolio based on factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, or regions. At times, the Fund may have substantial exposure to a single asset class, sector, country, or region. The factors considered and investment methods used by GMO can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. The Fund may invest in companies of any market capitalization.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund has a fundamental policy to concentrate its investments in the natural resources sector, and, under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in that sector. The Fund considers the “natural resources sector” to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related equipment, infrastructure, and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in securities of companies tied economically to any country in the world, including emerging countries. In addition to its investments in companies in the natural resources sector, the Fund also may invest up to 20% of its net assets in securities of any type of company.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.
Principal risks of investing in the Fund
The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see "Description of Principal Risks."

  Focused Investment Risk – By concentrating its investments in the natural resources sector, the Fund is particularly exposed to adverse developments, including adverse price movements, affecting issuers in that sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell and that can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by events relating to international political and economic developments, government regulations, energy conservation, and the success of exploration projects. Because the Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

  Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund's shares to decline or fluctuate more than if the Fund had a broader range of investments.

  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO's incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund's performance. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund's operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the MSCI ACWI and the MSCI ACWI Commodity Producers Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 12.84% (3Q2013) Lowest Quarter: – 18.94% (4Q2014) Year-to-Date (as of 3/31/15): – 0.96%
Average Annual Total Returns Periods Ending December 31, 2014
Average Annual Total Returns {- GMO Resources Fund} - GMO Resources Fund	1 Year	5 Years	10 Years	Incept.	Inception Date
Class III	(17.84%)			(1.64%)	Dec. 28, 2011
Class III | Return After Taxes on Distributions	(20.95%)			(3.28%)	Dec. 28, 2011
Class III | Return After Taxes on Distributions and Sale of Fund Shares	(7.99%)			(1.28%)	Dec. 28, 2011
Class III | MSCI ACWI Commodity Producers Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	(14.69%)			(3.06%)	Dec. 28, 2011
Class III | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.16%			14.48%	Dec. 28, 2011
Class IV	(17.80%)			(7.43%)	Mar. 02, 2013
Class IV | MSCI ACWI Commodity Producers Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	(14.69%)			(6.12%)	Mar. 02, 2013
Class IV | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.16%			10.95%	Mar. 02, 2013